Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,369	$ 1,185
Work-in-process	738	757
Finished goods	4,858	3,667
Total inventories	$ 6,965	$ 5,609